UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb 28, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2016 to Feb. 28, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/16	2/28/17	Expense Ratio	9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$973.90	0.85%	$4.16
Class C	1,000.00	970.40	1.60%	7.82
Institutional Class	1,000.00	975.10	0.60%	2.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/16	2/28/17	Expense Ratio	9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$974.90	0.84%	$4.11
Class C	1,000.00	970.90	1.69%	8.26
Institutional Class	1,000.00	975.60	0.69%	3.38
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.41	1.69%	8.45
Institutional Class	1,000.00	1,021.37	0.69%	3.46

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/16	2/28/17	Expense Ratio	9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$970.80	0.89%	$4.35
Class C	1,000.00	968.20	1.64%	8.00
Institutional Class	1,000.00	972.90	0.64%	3.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.74%
Corporate-Backed Revenue Bonds	1.98%
Education Revenue Bonds	13.45%
Electric Revenue Bonds	6.49%
Healthcare Revenue Bonds	25.87%
Housing Revenue Bonds	0.53%
Lease Revenue Bonds	2.98%
Local General Obligation Bonds	9.75%
Pre-Refunded/Escrowed to Maturity Bonds	17.90%
Special Tax Revenue Bonds	1.71%
State General Obligation Bonds	10.78%
Transportation Revenue Bonds	5.15%
Water & Sewer Revenue Bonds	2.15%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.32%
Minnesota	98.03%
U.S. Virgin Islands	0.39%
Total Value of Securities	98.74%

Security type / sector / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.09%
Corporate-Backed Revenue Bonds	1.33%
Education Revenue Bonds	15.75%
Electric Revenue Bonds	8.68%
Healthcare Revenue Bonds	25.37%
Housing Revenue Bonds	0.33%
Lease Revenue Bonds	5.15%
Local General Obligation Bonds	8.73%
Pre-Refunded/Escrowed to Maturity Bonds	13.62%
Special Tax Revenue Bonds	0.57%
State General Obligation Bonds	13.48%
Transportation Revenue Bonds	4.61%
Water & Sewer Revenue Bonds	1.47%
Short-Term Investment	0.20%
Total Value of Securities	99.29%
Receivables and Other Assets Net of Liabilities	0.71%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.32%
Minnesota	98.97%
Total Value of Securities	99.29%

Security type / sector/ territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.08%
Corporate-Backed Revenue Bonds	1.57%
Education Revenue Bonds	20.35%
Electric Revenue Bonds	8.42%
Healthcare Revenue Bonds	29.30%
Housing Revenue Bonds	1.56%
Lease Revenue Bonds	3.10%
Local General Obligation Bonds	10.66%
Pre-Refunded Bonds	8.55%
Special Tax Revenue Bonds	4.33%
State General Obligation Bonds	5.92%
Transportation Revenue Bonds	3.01%
Water & Sewer Revenue Bonds	1.31%
Short-Term Investments	0.94%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.32%
Minnesota	98.70%
Total Value of Securities	99.02%

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.74%

Corporate-Backed Revenue Bonds – 1.98%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	$7,883,040
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,790,000	3,081,081

		10,964,121

Education Revenue Bonds – 13.45%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project) Series A 4.25% 8/1/46	55,000	46,729
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,276,294
Series A 5.00% 3/1/39	385,000	380,946
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,833
Series A 5.00% 7/1/45	1,390,000	1,438,942
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,057,760
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,605,525
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	616,157
Series A 5.75% 8/1/44	1,190,000	1,273,217
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	741,889
Series A 5.00% 7/1/47	2,290,000	2,153,882
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	583,857
Series A 5.00% 7/1/44	1,770,000	1,749,078
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	888,221
Series A 5.00% 7/1/47	2,300,000	2,178,859
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	462,677
5.50% 8/1/49	2,260,000	2,264,994

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	$6,046,782
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,501,600
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,030,600
Series 7-D 5.00% 3/1/30	1,500,000	1,601,175
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,001,500
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	394,464
Series 7-Q 5.00% 10/1/24	475,000	533,501
Series 7-Q 5.00% 10/1/27	200,000	221,314
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	569,140
Series 8-I 5.00% 10/1/33	250,000	282,960
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	768,061
Series 8-G 5.00% 12/1/32	670,000	764,195
Series 8-N 4.00% 10/1/33	1,765,000	1,853,974
Series 8-N 4.00% 10/1/35	500,000	519,795
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,945,602
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,156,820
Series 7-U 5.00% 4/1/23	550,000	639,479
Series 8-L 5.00% 4/1/35	750,000	839,415
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	779,864
Series A 5.00% 9/1/44	1,465,000	1,475,929
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,008,570
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	731,194
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,975,000	1,968,680
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,570,817
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,451,678

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 4/1/34	925,000	$1,081,658
Series A 5.00% 4/1/35	3,175,000	3,698,907
Series A 5.00% 4/1/36	2,650,000	3,078,081
Series A 5.25% 12/1/28	1,000,000	1,137,230
Series A 5.25% 12/1/29	1,850,000	2,102,433
Series D 5.00% 12/1/27	1,000,000	1,138,080
(State Supported Stadium Debt) Series A 5.00% 8/1/26	3,760,000	4,507,714

		74,382,072

Electric Revenue Bonds – 6.49%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,320,683
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,038,760
5.00% 10/1/29	395,000	450,497
5.00% 10/1/30	500,000	569,065
5.00% 10/1/33	1,205,000	1,353,588
5.00% 10/1/36	100,000	113,701
Series A 5.00% 10/1/30	1,060,000	1,206,418
Series A 5.00% 10/1/34	750,000	839,257
Series A 5.00% 10/1/35	1,525,000	1,701,046
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	635,234
5.00% 1/1/30	520,000	599,789
Series A 5.00% 1/1/25	125,000	143,715
Series A 5.00% 1/1/26	425,000	485,631
Series A 5.00% 1/1/31	520,000	579,457
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,603,971
Series A 5.00% 12/1/47	2,265,000	2,594,082
Series B 5.00% 12/1/27	295,000	344,681
Series B 5.00% 12/1/28	275,000	319,259
Series B 5.00% 12/1/31	1,365,000	1,569,532
Series B 5.00% 12/1/33	300,000	341,955
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,464,606
Series A 5.00% 1/1/46	2,000,000	2,227,960
Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,097,400
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,124,810

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	4,000,000	$4,483,480
Series A 5.00% 1/1/40	1,250,000	1,388,837
Series A 5.00% 1/1/46	3,000,000	3,321,540

		35,918,954

Healthcare Revenue Bonds – 25.87%
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,523,370
6.20% 7/1/45	2,000,000	2,033,260
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,095,017
5.375% 11/1/34	320,000	327,856
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	2,500,000	2,469,925
Second Tier Series B 5.00% 1/1/47	1,725,000	1,741,129
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,385,000	2,392,703
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	567,100
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	274,198
Series A 144A 5.00% 8/1/46 #	2,380,000	2,298,152
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	730,723
Series A 5.00% 4/1/40	705,000	705,331
Series A 5.00% 4/1/48	315,000	308,057
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	1,993,893
6.00% 6/15/39	3,570,000	3,875,628
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,254,563
5.40% 8/1/40	1,000,000	1,005,020

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	$525,430
4.00% 4/1/25	660,000	691,106
4.00% 4/1/31	60,000	61,838
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	653,717
5.75% 2/1/44	500,000	500,630
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,552,102
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,109,550
5.00% 9/1/32	1,000,000	1,101,050
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,524,300
5.25% 5/1/37	2,950,000	2,963,717
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,295
Series A 5.00% 11/15/34	500,000	562,280
Series A 5.00% 11/15/44	1,000,000	1,103,080
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,730,000	1,867,570
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	491,625
5.25% 11/1/45	1,950,000	1,944,111
5.375% 11/1/50	455,000	442,210
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital Clinics) Series A 5.25% 8/15/35	2,085,000	2,278,446
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,129,242
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,512,850
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,623,501
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	443,042

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/32	330,000	$337,666
Series A 5.00% 11/1/42	1,250,000	1,252,975
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,618,025
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,291,112
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,632,390
Series D Remarketing 5.00% 11/15/38	6,405,000	6,939,625
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	341,274
5.00% 7/1/33	650,000	717,041
5.875% 7/1/30	1,850,000	2,054,555
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,333,018
Series A 5.30% 9/1/37	1,200,000	1,233,324
Series A 6.375% 9/1/42	2,435,000	2,457,913
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,338,687
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	954,812
5.00% 9/1/24	575,000	672,273
5.00% 9/1/25	750,000	867,810
5.00% 9/1/26	575,000	660,819
5.00% 9/1/27	405,000	460,939
5.00% 9/1/28	425,000	479,931
5.00% 9/1/29	425,000	476,098
5.00% 9/1/34	730,000	802,759
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	992,609
Series A 5.00% 5/1/46	7,715,000	8,590,498
Series A Unrefunded Balance 5.125% 5/1/30	740,000	802,530
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 5.25% 11/15/29	5,605,000	6,167,742

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,200,000	$2,516,426
5.00% 7/1/32	2,500,000	2,813,425
5.00% 7/1/33	1,260,000	1,412,107
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	1,000,145
Series A 5.00% 11/15/30	670,000	734,990
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,069,589
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,250
Series A 5.375% 5/1/43	500,000	500,160
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,107,351
Series A 5.75% 11/1/39	2,365,000	2,487,034
Series A 6.00% 5/1/47	3,685,000	3,890,144
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	894,787
4.65% 7/1/26	540,000	569,360
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	503,155
5.125% 12/1/44	1,605,000	1,621,243
5.25% 12/1/49	750,000	761,917

		143,100,125

Housing Revenue Bonds – 0.53%
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,530,000	1,624,722
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,305,541

		2,930,263

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 2.98%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	$1,399,200
Series A 5.00% 6/1/43	3,835,000	4,281,087
Series B 5.00% 3/1/28	2,500,000	2,848,075
Minnesota Housing Finance Agency
5.00% 8/1/34	1,565,000	1,757,526
5.00% 8/1/35	1,645,000	1,842,729
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,356,356

		16,484,973

Local General Obligation Bonds – 9.75%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	535,630
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,292,675
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,008,578
Series A 4.00% 2/1/29	1,800,000	1,959,858
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,288,019
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,164,070
Series A 5.00% 2/1/33	3,585,000	4,151,824
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	174,472
Series A 4.00% 2/1/28	1,250,000	1,346,700
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	6,767,605
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,445,742
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,328,748
Series A 5.00% 12/1/36	2,365,000	2,784,385
Series A 5.00% 12/1/41	4,000,000	4,661,200
Series B 5.00% 12/1/30	1,000,000	1,208,670
Series C 5.00% 12/1/28	1,500,000	1,884,285

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	$2,586,075
Series A 4.75% 2/1/26	3,600,000	3,723,948
Series A 4.75% 2/1/27	2,300,000	2,379,189
St Michael-Albertville Independent School District No. 885
Series A 5.00% 2/1/27	1,865,000	2,238,336

		53,930,009

Pre-Refunded / Escrowed to Maturity Bonds – 17.90%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,159,100
Series A 7.00% 11/1/46-19§	1,220,000	1,414,102
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,339,737
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	10,460,520
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	18,083,150
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,289,230
Series B 6.50% 11/15/38-18 (AGC)§	175,000	191,517
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25-18§	6,430,000	6,792,138
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	8,900,000	9,479,657
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,092,680
5.50% 5/1/39-19 (AGC)§	6,000,000	6,572,160
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	12,025,000	13,328,751
Series C 5.50% 7/1/23-18§	3,000,000	3,185,250
Series C 5.625% 7/1/26-18§	1,925,000	2,047,064
Series C 5.75% 7/1/30-18§	5,035,000	5,362,678

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	$14,206,250

		99,003,984

Special Tax Revenue Bonds – 1.71%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B 5.00% 12/15/24	1,150,000	1,187,260
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,416,280
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	260,640
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	746,268
Series G 5.00% 11/1/31	1,500,000	1,703,145
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,135,180

		9,448,773

State General Obligation Bonds – 10.78%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,157,259
Series A 5.00% 8/1/29	1,500,000	1,790,190
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	5,222,672
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,962,216
Series D 5.00% 8/1/24	4,500,000	5,439,510
Series D 5.00% 8/1/26	6,000,000	7,407,600
Series D 5.00% 8/1/27	2,500,000	3,064,050
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,771,200
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,641,635
Series A 5.00% 8/1/30	4,200,000	4,919,334
Series A 5.00% 8/1/32	2,755,000	3,198,803
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,041,380

		59,615,849

Transportation Revenue Bonds – 5.15%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	1,369,775
Series C 5.00% 1/1/33	850,000	990,760
Series C 5.00% 1/1/36	600,000	691,086
Series C 5.00% 1/1/41	600,000	686,724
Series C 5.00% 1/1/46	1,595,000	1,818,332

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series A 5.00% 1/1/31	3,890,000	$4,595,879
Series A 5.00% 1/1/35	1,000,000	1,128,770
Series B 5.00% 1/1/26	575,000	650,521
Series B 5.00% 1/1/27	1,160,000	1,311,786
Series B 5.00% 1/1/28	2,750,000	3,107,115
Series B 5.00% 1/1/29	120,000	135,289
Series B 5.00% 1/1/30	1,675,000	1,869,652
Series B 5.00% 1/1/31	1,750,000	1,948,275
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	1,994,112
Series A 5.00% 8/1/35	1,145,000	1,159,965
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,600,470
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,396,448

		28,454,959

Water & Sewer Revenue Bonds – 2.15%
Guam Government Waterworks Authority
5.00% 1/1/46	1,670,000	1,761,700
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,619,480
Series B 5.00% 9/1/25	2,000,000	2,336,480
Series E 5.00% 9/1/23	2,000,000	2,337,600
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,858,675

		11,913,935

Total Municipal Bonds (cost $527,976,719)		546,148,017

Total Value of Securities – 98.74% (cost $527,976,719)		$546,148,017

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $8,662,001, which represents 1.57% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Schedules of investments

Delaware Tax-Free Minnesota Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

NATL – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.09%

Corporate-Backed Revenue Bonds – 1.33%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	$739,035
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	725,000	589,389

		1,328,424

Education Revenue Bonds – 15.75%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	488,497
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	325,782
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	420,000	446,183
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	544,379
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	320,000	296,477
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	501,820
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	516,820
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,029,970
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	483,863
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	340,353
Series 6-U 4.50% 10/1/23	265,000	277,884
Series 8-I 5.00% 10/1/31	130,000	148,712
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	143,295
Series 8-G 5.00% 12/1/32	125,000	142,574
Series 8-N 4.00% 10/1/33	200,000	210,082
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,043,140
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,503,838
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	608,802
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	425,000	447,861

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	345,000	$343,896
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	262,108
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,137,560
Series A 5.00% 4/1/37	1,125,000	1,303,819
Series A 5.25% 12/1/28	750,000	852,923
Series D 5.00% 12/1/26	1,000,000	1,140,530
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,000,000	1,198,860

		15,740,028

Electric Revenue Bonds – 8.68%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,224,911
Series E 5.00% 1/1/23	1,000,000	1,122,520
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	289,975
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/36	200,000	227,402
Series A 5.00% 10/1/29	500,000	570,250
Series A 5.00% 10/1/30	240,000	273,151
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	174,153
5.00% 1/1/31	350,000	401,653
Series A 5.00% 1/1/25	200,000	229,944
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	358,404
Series A 5.00% 12/1/29	500,000	594,510
Series A 5.00% 12/1/31	575,000	679,644
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,530,823

		8,677,340

Healthcare Revenue Bonds – 25.37%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	276,629
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
Third Tier Series C 4.25% 1/1/27	500,000	492,075
Third Tier Series C 5.00% 1/1/32	420,000	410,084

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	1,175,000	$1,363,646
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	470,054
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	135,133
Series A 5.00% 4/1/40	125,000	125,059
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	750,000	808,335
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	502,310
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	280,973
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	750,000	743,340
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	300,000	296,580
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/31	320,000	355,056
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,295
Series A 5.00% 11/15/34	500,000	562,280
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	700,000	755,664
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	521,123
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Hospital & Clinics) Series A 5.25% 8/15/25	1,000,000	1,101,110
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	2,745,850
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,831

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	$1,017,801
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	1,044,297
(Olmsted Medical Center Project) 5.125% 7/1/20	820,000	883,419
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,128,131
Series A 6.125% 9/1/30	845,000	851,625
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	570,181
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A Unrefunded
Balance 5.125% 5/1/30	360,000	390,420
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,201,920
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,047,840
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,688,055
5.00% 7/1/33	200,000	224,144
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	181,345
Series A 5.00% 11/15/30	120,000	131,640
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	498,865
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	503,155

		25,348,265

Housing Revenue Bonds – 0.33%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	45,000	45,114
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	279,759

		324,873

Lease Revenue Bonds – 5.15%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,231,296

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/43	715,000	$798,169
Series B 5.00% 3/1/27	1,000,000	1,136,440
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,100,780
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	881,865

		5,148,550

Local General Obligation Bonds – 8.73%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	517,280
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/27	445,000	490,857
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	269,340
Hennepin County
Series A 5.00% 12/1/26	1,000,000	1,235,410
Series A 5.00% 12/1/36	1,000,000	1,177,330
Series B 4.00% 12/1/20	500,000	551,155
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,063,231
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	770,655
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	600,090
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,049,860

		8,725,208

Pre-Refunded / Escrowed to Maturity Bonds – 13.62%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34-19§	750,000	870,870
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	500,000	515,860
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22-19§	1,000,000	1,055,420
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28-18§	1,500,000	1,644,615

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
Minnesota
(Various Purposes) Series A 5.00% 12/1/21-19§	500,000	$551,410
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (AGC)	1,170,000	1,220,123
4.50% 6/1/25-19 (AGC)§	1,000,000	1,077,560
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	1,000,000	1,065,130
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,102,650
Series C 5.625% 7/1/26-18§	2,500,000	2,658,525
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30-17§	500,000	511,880
St. Paul Sewer Revenue
Series D 5.00% 12/1/20-18§	1,275,000	1,341,733

		13,615,776

Special Tax Revenue Bonds – 0.57%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	105,713
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	459,188

		564,901

State General Obligation Bonds – 13.48%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,942,449
Series A 5.00% 8/1/29	1,000,000	1,193,460
Series D 5.00% 8/1/26	4,500,000	5,555,700
Series D 5.00% 8/1/27	1,500,000	1,838,430
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	466,436
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,300,421
Series F 5.00% 10/1/22	1,000,000	1,178,950

		13,475,846

Transportation Revenue Bonds – 4.61%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/31	700,000	827,022
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,067,670

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series B 5.00% 1/1/26	710,000	$803,251
Series B 5.00% 1/1/31	750,000	834,975
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,078,410

		4,611,328

Water & Sewer Revenue Bonds – 1.47%
Guam Government Waterworks Authority
5.00% 1/1/46	305,000	321,748
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,143,470

		1,465,218

Total Municipal Bonds (cost $96,417,841)		99,025,757

Short-Term Investment – 0.20%

Variable Rate Demand Note – 0.20%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Children’s Hospitals & Clinics) 0.57% 8/15/25 (AGM) (SPA – US Bank N.A.)	200,000	200,000

Total Short-Term Investment (cost $200,000)		200,000

Total Value of Securities – 99.29%
(cost $96,617,841)		$99,225,757

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $1,507,304, which represents 1.51% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.08%

Corporate-Backed Revenue Bonds – 1.57%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	$1,724,415
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	1,225,000	995,864

		2,720,279

Education Revenue Bonds – 20.35%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project) Series A 4.25% 8/1/46	345,000	293,119
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,256,627
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,833
Series A 5.00% 7/1/45	230,000	238,098
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy) Series A 5.50% 7/1/50	1,000,000	1,028,880
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,030,150
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.75% 8/1/44	585,000	625,909
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	227,901
Series A 5.00% 7/1/47	710,000	667,798
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	634,920
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	166,097
Series A 5.00% 7/1/44	495,000	489,149
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	625,000	579,056
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	973,340
Series A 5.00% 7/1/47	800,000	757,864
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	787,536

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	$1,500,960
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,125,411
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	263,797
4.00% 5/1/25	200,000	209,278
4.00% 5/1/26	100,000	103,917
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	362,206
Series 7-Q 5.00% 10/1/26	280,000	311,097
(St. John’s University)
Series 6-U 4.75% 10/1/33	825,000	863,338
Series 8-I 5.00% 10/1/34	215,000	241,972
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	235,004
Series 8-G 5.00% 12/1/32	205,000	233,821
Series 8-N 4.00% 10/1/34	800,000	834,984
Series 8-N 4.00% 10/1/35	590,000	613,358
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	780,540
(University of St. Thomas) Series 7-A 5.00% 10/1/39	1,000,000	1,078,410
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,445,705
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	870,000	916,797
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	626,737
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,744,400
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	504,050
Series A 6.00% 9/1/51	500,000	508,080
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,183,424
Series A 4.125% 9/1/47	500,000	448,805
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	446,273
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,515,450
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,473,196

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	$1,077,700
Series A 5.25% 12/1/28	1,500,000	1,705,845
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	1,798,290

		35,171,122

Electric Revenue Bonds – 8.42%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,632,795
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	405,965
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	564,735
Series A 5.00% 12/1/26	360,000	410,184
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	190,491
5.00% 10/1/47	745,000	840,397
Series A 5.00% 10/1/28	500,000	573,460
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	601,670
5.00% 1/1/28	500,000	583,905
5.00% 1/1/29	470,000	545,679
Series A 5.00% 1/1/24	680,000	788,270
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	523,147
Series A 5.00% 12/1/35	500,000	578,990
Series A 5.00% 12/1/36	520,000	600,257
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	447,208
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	569,375
Series A 5.00% 1/1/33	1,750,000	1,968,418
Series A 5.00% 1/1/34	450,000	504,391
Series A 5.00% 1/1/40	2,000,000	2,222,140

		14,551,477

Healthcare Revenue Bonds – 29.30%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	398,188
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,044,960

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	1,500,000	$1,481,955
Second Tier Series B 5.00% 1/1/47	525,000	529,909
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,905,000	1,911,153
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	750,000	726,967
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	813,807
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	814,511
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	200,198
Series A 5.00% 4/1/40	190,000	190,089
Series A 5.00% 4/1/48	185,000	180,923
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	808,335
6.00% 6/15/39	1,000,000	1,085,610
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	190,668
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	742,860
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	450,000	444,870
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	610,000	681,425
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,211,880
5.25% 5/1/37	1,000,000	1,004,650
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,295
Series A 5.00% 11/15/34	500,000	562,280
Series A 5.00% 11/15/44	1,000,000	1,103,080

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	$226,699
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,652,213
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	550,281
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,592,805
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	508,295
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,071,370
Series A 7.375% 12/1/41	375,000	403,594
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,727
Series A 6.875% 12/1/48	800,000	883,520
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,836,540
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	403,421
5.00% 7/1/27	245,000	278,171
5.00% 7/1/28	225,000	254,410
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,174,878
Series A 6.25% 9/1/36	925,000	933,362
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	818,087
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	135,656
5.00% 9/1/34	105,000	115,465
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,440,000	1,481,198
Series B 5.00% 5/1/23	2,000,000	2,346,920
Series B Unrefunded Balance 5.125% 5/1/30	15,000	16,267

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.00% 7/1/32	900,000	$1,012,833
5.00% 7/1/33	1,540,000	1,725,909
Series A 4.00% 7/1/33	1,320,000	1,354,835
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	302,241
Series A 5.00% 11/15/30	205,000	224,885
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,683,323
Series A 5.15% 11/1/42	775,000	775,093
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,320
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,274
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,527,930
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	274,201
Series A 5.75% 11/1/39	590,000	620,444
Series A 6.00% 5/1/47	920,000	971,216
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,508,325
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,269,863

		50,641,184

Housing Revenue Bonds – 1.56%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	565,000	565,322
Minneapolis – St. Paul Housing Finance Board
Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	22,923	22,947
Minnesota Housing Finance Agency
(Non Agency – State Appropriated Housing Infrastructure) Series C 5.00% 8/1/33	100,000	112,443

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	$1,251,553
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	749,985

		2,702,250

Lease Revenue Bonds – 3.10%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,958,880
Series A 5.00% 6/1/43	1,000,000	1,116,320
Series B 4.00% 3/1/26	375,000	403,680
Series B 5.00% 3/1/21	250,000	285,912
Minnesota Housing Finance Agency
(Non Agency - State Appropriated Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,595,059

		5,359,851

Local General Obligation Bonds – 10.66%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,668,646
Duluth
(Improvement DECC) Series A 5.00% 2/1/34	1,000,000	1,153,020
Duluth Independent School District No. 709
4.00% 2/1/27	440,000	479,798
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,620,160
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,109,100
Hennepin County
Series A 5.00% 12/1/26	750,000	926,557
Series A 5.00% 12/1/36	1,500,000	1,765,995
Series B 5.00% 12/1/23	1,300,000	1,561,950
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,173,590
Series A 5.00% 2/1/29	1,000,000	1,166,570
Series A 5.00% 2/1/30	445,000	516,196
Series A 5.00% 2/1/31	1,000,000	1,155,370
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,551,645

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	$1,574,790

		18,423,387

Pre-Refunded Bonds – 8.55%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46-19§	1,650,000	1,912,515
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	597,980
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B 5.00% 12/15/24-17§	1,000,000	1,034,280
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	2,083,179
Series B 6.50% 11/15/38-18 (AGC)§	40,000	43,775
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project) 5.00% 6/1/24-18 (AGC)§	1,000,000	1,052,470
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.50% 5/1/39-19 (AGC)§	1,500,000	1,643,040
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,222,382
Series C 5.50% 7/1/23-18§	1,000,000	1,061,750
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42-21§	1,500,000	1,830,090
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42-17§	770,000	787,479
Series A 6.25% 8/1/30-17§	500,000	511,880

		14,780,820

Special Tax Revenue Bonds – 4.33%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,550,790
Series B 5.00% 12/15/24	1,000,000	1,032,400
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,174,984

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	$259,200
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	201,254
4.00% 3/1/30	260,000	252,390
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	692,580
4.00% 3/1/27	650,000	632,417
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,000,000	1,000,370
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	688,782

		7,485,167

State General Obligation Bonds – 5.92%
Minnesota
Series A 5.00% 8/1/24	500,000	604,390
Series A 5.00% 8/1/27	2,175,000	2,624,116
Series A 5.00% 8/1/29	1,000,000	1,193,460
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,129,381
Series D 5.00% 8/1/26	1,000,000	1,234,600
Series D 5.00% 8/1/27	1,000,000	1,225,620
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,223,487

		10,235,054

Transportation Revenue Bonds – 3.01%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/22	1,000,000	1,126,170
Senior
Series A 5.00% 1/1/32	1,245,000	1,459,265
Series C 5.00% 1/1/46	185,000	210,904
Subordinate Series B 5.00% 1/1/29	2,130,000	2,401,383

		5,197,722

Water & Sewer Revenue Bonds – 1.31%
Guam Government Waterworks Authority
5.00% 1/1/46	515,000	543,279
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	1,715,205

		2,258,484

Total Municipal Bonds (cost $167,167,075)		169,526,797

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.94%

Variable Rate Demand Notes – 0.94%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System)
Series B-1 0.56% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	100,000	$100,000
(Children’s Hospitals & Clinics)
Series A 0.57% 8/15/34 (AGM) (SPA – US Bank N.A.)	625,000	625,000
Series A 0.57% 8/15/37 (AGM) (SPA – US Bank N.A.)	400,000	400,000
Series A-II 0.57% 8/15/37 (AGM) (SPA – US Bank N.A.)	200,000	200,000
Series B 0.57% 8/15/25 (AGM) (SPA – US Bank N.A.)	300,000	300,000

Total Short-Term Investments (cost $1,625,000)		1,625,000

Total Value of Securities – 99.02% (cost $168,792,075)		$171,151,797

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $2,727,172, which represents 1.58% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2017 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$546,148,017	$99,025,757	$169,526,797
Short-term investments, at value[2]	—	200,000	1,625,000
Interest receivable	6,550,002	989,693	1,995,245
Receivable for securities sold	2,206,309	—	—
Receivable for fund shares sold	605,714	14,000	259,815

Total assets	555,510,042	100,229,450	173,406,857

Liabilities:
Cash due to custodian	1,393,164	82,307	128,439
Income distribution payable	282,326	45,377	87,032
Payable for fund shares redeemed	195,342	61,609	148,314
Investment management fees payable to affiliates	190,724	34,953	59,153
Distribution fees payable to affiliates	123,592	17,607	46,235
Audit and tax fees payable	21,542	21,542	21,542
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,449	1,528	2,629
Trustees’ fees and expenses payable	4,556	827	1,419
Accounting and administration expenses payable to affiliates	1,967	356	612
Legal fees payable to affiliates	1,264	231	393
Reports and statements to shareholders payable to affiliates	136	24	43
Other accrued expenses	162,678	30,424	61,168

Total liabilities	2,385,740	296,785	556,979

Total Net Assets	$553,124,302	$99,932,665	$172,849,878

Net Assets Consist of:
Paid-in capital	$533,703,311	$97,144,927	$174,828,907
Undistributed (distributions in excess of) net investment income	(246,255)	(878)	5,115
Accumulated net realized gain (loss) on investments	1,495,948	180,700	(4,343,866)
Net unrealized appreciation of investments	18,171,298	2,607,916	2,359,722

Total Net Assets	$553,124,302	$99,932,665	$172,849,878

Statements of assets and liabilities

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$433,068,644	$69,257,603	$105,069,904
Shares of beneficial interest outstanding, unlimited authorization, no par	35,099,276	6,305,143	9,870,687
Net asset value per share	$12.34	$10.98	$10.64
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.92	$11.29	$11.14

Class C:
Net assets	$51,428,430	$12,303,882	$33,238,272
Shares of beneficial interest outstanding,unlimited authorization, no par	4,154,876	1,117,799	3,116,412
Net asset value per share	$12.38	$11.01	$10.67

Institutional Class:
Net assets	$68,627,228	$18,371,180	$34,541,702
Shares of beneficial interest outstanding,unlimited authorization, no par	5,563,190	1,671,865	3,245,918
Net asset value per share	$12.34	$10.99	$10.64

[1]Investments, at cost	$527,976,719	$96,417,841	$167,167,075
[2]Short-term investments, at cost	—	200,000	1,625,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2017 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$11,155,322	$1,848,783	$3,562,369

Expenses:
Management fees	1,525,732	251,267	490,682
Distribution expenses – Class A	568,616	92,077	142,186
Distribution expenses – Class C	259,461	63,392	170,287
Dividend disbursing and transfer agent fees and expenses	196,203	39,218	72,961
Accounting and administration expenses	87,531	15,689	27,858
Reports and statements to shareholders	28,451	9,896	10,351
Legal fees	27,099	4,499	8,235
Registration fees	23,088	10,588	6,224
Audit and tax fees	21,542	22,282	22,314
Trustees’ fees and expenses	14,863	2,670	4,723
Custodian fees	12,530	2,251	3,910
Other	20,936	9,357	12,744

	2,786,052	523,186	972,475
Less expenses waived	(274,425)	(20,644)	(88,366)
Less waived distribution expenses – Class A	—	(36,831)	—
Less expense paid indirectly	(230)	(39)	(69)

Total operating expenses	2,511,397	465,672	884,040

Net Investment Income	8,643,925	1,383,111	2,678,329

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,036,037	259,315	295,563
Net change in unrealized appreciation (depreciation) of investments	(27,491,393)	(4,268,629)	(8,619,916)

Net Realized and Unrealized Loss	(24,455,356)	(4,009,314)	(8,324,353)

Net Decrease in Net Assets Resulting from Operations	$(15,811,431)	$(2,626,203)	$(5,646,024)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,643,925	$18,283,681
Net realized gain	3,036,037	1,245,728
Net change in unrealized appreciation (depreciation)	(27,491,393)	11,243,374

Net increase (decrease) in net assets resulting from operations	(15,811,431)	30,772,783

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,136,369)	(15,753,186)
Class C	(619,523)	(1,219,395)
Institutional Class	(918,858)	(1,374,763)

	(8,674,750)	(18,347,344)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,598,221	37,364,611
Class C	3,924,642	10,427,741
Institutional Class	34,104,415	24,205,727

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,988,729	13,061,531
Class C	566,185	1,099,622
Institutional Class	872,890	1,261,298

	67,055,082	87,420,530

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(55,603,389)	$(59,159,857)
Class C	(4,304,907)	(4,470,992)
Institutional Class	(17,236,988)	(5,266,453)

	(77,145,284)	(68,897,302)

Increase (decrease) in net assets derived from capital share transactions	(10,090,202)	18,523,228

Net Increase (Decrease) in Net Assets	(34,576,383)	30,948,667

Net Assets:
Beginning of period	587,700,685	556,752,018

End of period	$553,124,302	$587,700,685

Distributions in excess of net investment income	$(246,255)	$(215,430)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,383,111	$2,922,746
Net realized gain	259,315	210,669
Net change in unrealized appreciation (depreciation)	(4,268,629)	1,840,780

Net increase (decrease) in net assets resulting from operations	(2,626,203)	4,974,195

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,044,643)	(2,419,983)
Class C	(126,145)	(259,127)
Institutional Class	(212,416)	(243,028)
Net realized gain:
Class A	(106,466)	—
Class C	(18,615)	—
Institutional Class	(18,418)	—

	(1,526,703)	(2,922,138)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,777,439	6,598,977
Class C	761,371	2,151,769
Institutional Class	8,873,930	9,193,108
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,005,960	2,121,972
Class C	139,822	245,356
Institutional Class	220,508	229,586

	12,779,030	20,540,768

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,130,916)	$(15,293,224)
Class C	(1,375,920)	(1,070,105)
Institutional Class	(2,925,732)	(1,295,683)

	(14,432,568)	(17,659,012)

Increase (decrease) in net assets derived from capital share transactions	(1,653,538)	2,881,756

Net Increase (Decrease) in Net Assets	(5,806,444)	4,933,813

Net Assets:
Beginning of period	105,739,109	100,805,296

End of period	$99,932,665	$105,739,109

Distributions in excess of net investment income	$(878)	$(785)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,678,329	$5,487,957
Net realized gain	295,563	293,830
Net change in unrealized appreciation (depreciation)	(8,619,916)	4,356,386

Net increase (decrease) in net assets resulting from operations	(5,646,024)	10,138,173

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,758,130)	(3,958,434)
Class C	(398,918)	(853,841)
Institutional Class	(516,166)	(786,400)

	(2,673,214)	(5,598,675)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,643,729	15,179,207
Class C	1,546,458	4,655,746
Institutional Class	17,085,081	17,825,598

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,406,509	3,147,387
Class C	344,344	726,911
Institutional Class	480,930	725,923

	28,507,051	42,260,772

	Six months
	ended
	2/28/17	Year ended
	(Unaudited)	8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,897,519)	$(22,859,653)
Class C	(2,844,439)	(2,667,925)
Institutional Class	(12,720,652)	(2,781,029)

	(35,462,610)	(28,308,607)

Increase (decrease) in net assets derived from capital share transactions	(6,955,559)	13,952,165

Net Increase (Decrease) in Net Assets	(15,274,797)	18,491,663

Net Assets:
Beginning of period	188,124,675	169,633,012

End of period	$172,849,878	$188,124,675

Undistributed net investment income	$5,115	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.870	$12.600	$12.670	$11.970	$13.030	$12.480

0.194	0.414	0.444	0.445	0.445	0.487
(0.530)	0.271	(0.067)	0.734	(0.973)	0.660

(0.336)	0.685	0.377	1.179	(0.528)	1.147

(0.194)	(0.415)	(0.447)	(0.444)	(0.445)	(0.488)
—	—	—	(0.035)	(0.087)	(0.109)

(0.194)	(0.415)	(0.447)	(0.479)	(0.532)	(0.597)

$12.340	$12.870	$12.600	$12.670	$11.970	$13.030

(2.61% )	5.52%	3.02%	10.03%	(4.24% )	9.41%

$433,069	$481,066	$479,275	$503,072	$540,533	$577,061
0.85%	0.85%	0.87%	0.90%	0.90%	0.90%
0.95%	0.95%	0.96%	0.95%	0.95%	0.92%
3.13%	3.25%	3.51%	3.61%	3.47%	3.81%
3.03%	3.15%	3.42%	3.56%	3.42%	3.79%
9%	15%	11%	10%	16%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]			Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.910	$12.640	$12.710	$12.010	$13.070	$12.520

0.148	0.319	0.350	0.354	0.350	0.392
(0.530)	0.271	(0.067)	0.734	(0.973)	0.660

(0.382)	0.590	0.283	1.088	(0.623)	1.052

(0.148)	(0.320)	(0.353)	(0.353)	(0.350)	(0.393)
—	—	—	(0.035)	(0.087)	(0.109)

(0.148)	(0.320)	(0.353)	(0.388)	(0.437)	(0.502)

$12.380	$12.910	$12.640	$12.710	$12.010	$13.070

(2.96% )	4.73%	2.25%	9.19%	(4.93% )	8.58%

$51,428	$53,502	$45,393	$41,612	$42,985	$41,368
1.60%	1.60%	1.62%	1.65%	1.65%	1.65%
1.70%	1.70%	1.71%	1.70%	1.70%	1.67%
2.38%	2.50%	2.76%	2.86%	2.72%	3.06%
2.28%	2.40%	2.67%	2.81%	2.67%	3.04%
9%	15%	11%	10%	16%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14
$12.870	$12.590	$12.660	$12.070

0.209	0.445	0.476	0.336
(0.529)	0.282	(0.067)	0.589

(0.320)	0.727	0.409	0.925

(0.210)	(0.447)	(0.479)	(0.335)

(0.210)	(0.447)	(0.479)	(0.335)

$12.340	$12.870	$12.590	$12.660

(2.49% )	5.87%	3.27%	7.74%

$68,627	$53,133	$32,084	$17,533
0.60%	0.60%	0.62%	0.65%
0.70%	0.70%	0.71%	0.70%
3.38%	3.50%	3.76%	3.84%
3.28%	3.40%	3.67%	3.79%
9%	15%	11%	10% [5]

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.440	$11.220	$11.320	$10.840	$11.530	$11.130

0.156	0.331	0.337	0.342	0.330	0.355
(0.444)	0.220	(0.100)	0.490	(0.675)	0.400

(0.288)	0.551	0.237	0.832	(0.345)	0.755

(0.156)	(0.331)	(0.337)	(0.342)	(0.330)	(0.355)
(0.016)	—	—	(0.010)	(0.015)	—

(0.172)	(0.331)	(0.337)	(0.352)	(0.345)	(0.355)

$10.980	$11.440	$11.220	$11.320	$10.840	$11.530

(2.51% )	4.98%	2.12%	7.79%	(3.09% )	6.88%

$69,258	$79,730	$84,663	$90,571	$90,110	$97,032
0.84%	0.84%	0.85%	0.84%	0.84%	0.84%
0.98%	0.97%	0.98%	0.98%	0.97%	0.94%
2.84%	2.92%	2.98%	3.08%	2.89%	3.12%
2.70%	2.79%	2.85%	2.94%	2.76%	3.02%
13%	14%	14%	14%	17%	21%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.470	$11.240	$11.350	$10.860	$11.560	$11.160

0.110	0.235	0.241	0.249	0.233	0.259
(0.444)	0.230	(0.110)	0.500	(0.685)	0.400

(0.334)	0.465	0.131	0.749	(0.452)	0.659

(0.110)	(0.235)	(0.241)	(0.249)	(0.233)	(0.259)
(0.016)	—	—	(0.010)	(0.015)	—

(0.126)	(0.235)	(0.241)	(0.259)	(0.248)	(0.259)

$11.010	$11.470	$11.240	$11.350	$10.860	$11.560

(2.91% )	4.17%	1.16%	6.96%	(3.99% )	5.96%

$12,304	$13,315	$11,740	$12,651	$14,538	$16,210
1.69%	1.69%	1.70%	1.69%	1.69%	1.69%

1.73%	1.72%	1.73%	1.73%	1.72%	1.69%
1.99%	2.07%	2.13%	2.23%	2.04%	2.27%

1.95%	2.04%	2.10%	2.19%	2.01%	2.27%
13%	14%	14%	14%	17%	21%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14
$11.450	$11.220	$11.330	$10.950

0.165	0.348	0.354	0.255
(0.444)	0.230	(0.110)	0.380

(0.279)	0.578	0.244	0.635

(0.165)	(0.348)	(0.354)	(0.255)
(0.016)	—	—	—

(0.181)	(0.348)	(0.354)	(0.255)

$10.990	$11.450	$11.220	$11.330

(2.44% )	5.22%	2.18%	5.85%

$18,371	$12,694	$4,402	$2,376
0.69%	0.69%	0.70%	0.69%

0.73%	0.72%	0.73%	0.73%
2.99%	3.07%	3.13%	3.21%

2.95%	3.04%	3.10%	3.17%
13%	14%	14%	14% [5]

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.130	$10.840	$10.880	$10.250	$11.080	$10.490

0.166	0.355	0.383	0.404	0.399	0.420
(0.491)	0.297	(0.039)	0.628	(0.831)	0.596

(0.325)	0.652	0.344	1.032	(0.432)	1.016

(0.165)	(0.362)	(0.384)	(0.402)	(0.398)	(0.426)

(0.165)	(0.362)	(0.384)	(0.402)	(0.398)	(0.426)

$10.640	$11.130	$10.840	$10.880	$10.250	$11.080

(2.92% )	6.12%	3.20%	10.25%	(4.06% )	9.86%

$105,070	$121,168	$122,618	$119,044	$121,232	$124,717
0.89%	0.89%	0.91%	0.89%	0.89%	0.89%

0.99%	0.98%	1.01%	0.99%	0.99%	0.97%
3.10%	3.23%	3.52%	3.82%	3.64%	3.89%

3.00%	3.14%	3.42%	3.72%	3.54%	3.81%
8%	15%	16%	15%	14%	13%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12
$11.150	$10.870	$10.900	$10.270	$11.100	$10.510

0.126	0.273	0.302	0.326	0.318	0.340
(0.481)	0.287	(0.029)	0.628	(0.832)	0.596

(0.355)	0.560	0.273	0.954	(0.514)	0.936

(0.125)	(0.280)	(0.303)	(0.324)	(0.316)	(0.346)

(0.125)	(0.280)	(0.303)	(0.324)	(0.316)	(0.346)

$10.670	$11.150	$10.870	$10.900	$10.270	$11.100

(3.18% )	5.22%	2.53%	9.41%	(4.77% )	9.03%

$33,238	$35,751	$32,174	$32,279	$33,140	$33,432
1.64%	1.64%	1.66%	1.64%	1.64%	1.64%
1.74%	1.73%	1.76%	1.74%	1.74%	1.72%
2.35%	2.48%	2.77%	3.07%	2.89%	3.14%
2.25%	2.39%	2.67%	2.97%	2.79%	3.06%
8%	15%	16%	15%	14%	13%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14
$11.120	$10.840	$10.880	$10.350

0.179	0.382	0.410	0.312
(0.480)	0.287	(0.039)	0.528

(0.301)	0.669	0.371	0.840

(0.179)	(0.389)	(0.411)	(0.310)

(0.179)	(0.389)	(0.411)	(0.310)

$10.640	$11.120	$10.840	$10.880

(2.71% )	6.28%	3.46%	8.21%

$34,542	$31,206	$14,841	$6,470
0.64%	0.64%	0.66%	0.64%

0.74%	0.73%	0.76%	0.74%
3.35%	3.48%	3.77%	4.04%

3.25%	3.39%	3.67%	3.94%
8%	15%	16%	15% [5]

Notes to financial statements
Delaware Investments ® Minnesota Municipal Bond Funds	February 28, 2017 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2013–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 28, 2017.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Feb. 28, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$230	$39	$69

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive all or a portion, if any, of its investment advisory fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2016 through Feb. 28, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net asset of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,133	$2,354	$4,179

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$56,391	$10,108	$17,946

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2016 through Feb. 28, 2017.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$6,160	$1,100	$1,791

For the six months ended Feb. 28, 2017, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$19,090	$1,820	$7,578

For the six months ended Feb. 28, 2017, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class A	$10,279	$ —	$ —
Class C	3,393	863	1,260

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2017, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2017, each Fund engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$20,615,254	$ 6,001,606	$ 7,241,267
Sales	29,408,984	10,665,676	10,797,270
Net realized losses	—	(10,501)	—

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

3. Investments

For the six months ended Feb. 28, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$49,472,872	$12,613,693	$13,930,109
Sales	55,536,040	14,398,606	21,201,698

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$528,013,171	$96,617,946	$168,724,018

Aggregate unrealized appreciation of investments	$ 22,914,993	$ 3,256,611	$ 4,603,608
Aggregate unrealized depreciation of investments	(4,780,147)	(648,800)	(2,175,829)

Net unrealized appreciation of investments	$ 18,134,846	$ 2,607,811	$ 2,427,779

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Delaware Tax-Free Minnesota Intermediate Fund did not have any capital loss carryforwards at Aug. 31, 2016. Each other Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates as follows:

	Pre-enactment capital loss		No expiration
	Expiration date		Post-enactment capital loss character
	2017	2018	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Fund	$—	$—	$1,535,859	$—	$1,535,859
Delaware Minnesota High-Yield Municipal Bond Fund	83,961	2,974,512	737,530	849,240	4,645,243

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Delaware
Tax-Free
Minnesota Fund

Securities	Level 2
Municipal Bonds	$546,148,017

Delaware Tax-Free
Minnesota
Intermediate Fund

Securities	Level 2
Municipal Bonds	$99,025,757
Short-Term Investments	200,000

Total Value of Securities	$99,225,757

Delaware Minnesota
High-Yield Municipal
Bond Fund

Securities	Level 2
Municipal Bonds	$169,526,797
Short-Term Investments	1,625,000

Total Value of Securities	$171,151,797

During the six months ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2017, there were no Level 3 investments.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/17	Year ended 8/31/16	Six months ended 2/28/17	Year ended 8/31/16	Six months ended 2/28/17	Year ended 8/31/16

Shares sold:
Class A	1,737,964	2,932,737	161,033	581,319	711,661	1,381,534
Class C	313,676	814,808	68,550	189,236	144,054	422,381
Institutional Class	2,759,534	1,894,217	808,627	809,883	1,593,597	1,623,503

Shares issued upon reinvestment of dividends and distributions:
Class A	481,630	1,025,969	90,934	187,219	131,018	286,859
Class C	45,391	86,077	12,622	21,589	32,027	66,112
Institutional Class	70,260	98,996	19,956	20,187	44,817	66,056

	5,408,455	6,852,804	1,161,722	1,809,433	2,657,174	3,846,445

Shares redeemed:
Class A	(4,488,833)	(4,636,674)	(913,452)	(1,347,933)	(1,862,206)	(2,085,479)
Class C	(346,898)	(350,128)	(124,340)	(94,024)	(266,557)	(242,730)
Institutional Class	(1,394,902)	(412,513)	(265,448)	(113,588)	(1,198,154)	(252,972)

	(6,230,633)	(5,399,315)	(1,303,240)	(1,555,545)	(3,326,917)	(2,581,181)

Net increase (decrease)	(822,178)	1,453,489	(141,518)	253,888	(669,743)	1,265,264

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” For the six months ended Feb. 28, 2017 and year ended Aug. 31, 2016, the Funds had the following exchange transactions:

			Six months ended 2/28/17

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Delaware Tax-Free Minnesota Fund	988,883	28,912	3,022	3,024	1,019,716	$12,604,004
Delaware Tax-Free Minnesota Intermediate Fund	161,020	2,496	—	—	163,678	1,798,124
Delaware Minnesota High-Yield Municipal Bond Fund	591,561	5,550	—	—	598,669	6,367,117

		Year ended 8/31/16

	Exchange	Exchange
	Redemptions	Subscriptions
		Institutional
	Class A	Class
	Shares	Shares	Value

Delaware Tax-Free Minnesota Fund	40,302	40,367	$ 518,917
Delaware Tax-Free Minnesota Intermediate Fund	7,520	7,529	86,357
Delaware Minnesota High-Yield Municipal Bond Fund	96,773	96,971	1,076,549

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Feb. 28, 2017 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

6. Geographic, Credit, and Market Risks (continued)

other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2017, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Corporation	4.88%	5.80%	1.72%
Assured Guaranty Municipal Corporation	0.39%	0.72%	0.88%
National Public Finance Guarantee Corporation	0.74%	—	—

	6.01%	6.52%	2.60%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware FundsSM by Macquarie. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware FundsSM by Macquarie will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2017